Document And Entity Information	3 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Entity Registrant Name	Montalvo Spirits, Inc.
Entity Central Index Key	0001518238
Entity Filer Category	Smaller Reporting Company